Financial Instruments and Risk Management	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
3.	Financial Instruments and Risk Management
Cash and Cash Equivalents. The Partnership considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The carrying amount approximates fair value because of the short maturity of these instruments.

Derivative Instruments and Hedging Activities.
Commodity Price Risk. Given the retail nature of its operations, the Partnership maintains a certain level of priced physical inventory to ensure its field operations have adequate supply commensurate with the time of year. The Partnership's strategy is to keep its physical inventory priced relatively close to market for its field operations. The Partnership enters into a combination of exchange-traded futures and options contracts and, in certain instances, over-the-counter options contracts (collectively, “derivative instruments”) to hedge price risk associated with propane and fuel oil physical inventories, as well as anticipated future purchases of propane or fuel oil to be used in its operations and to ensure adequate supply during periods of high demand. Under this risk management strategy, realized gains or losses on derivative instruments will typically offset losses or gains on the physical inventory once the product is sold. All of the Partnership's derivative instruments are reported on the condensed consolidated balance sheet at their fair values. In addition, in the course of normal operations, the Partnership routinely enters into contracts such as forward priced physical contracts for the purchase or sale of propane and fuel oil that qualify for and are designated as normal purchase or normal sale contracts. Such contracts are exempted from the fair value accounting requirements and are accounted for at the time product is purchased or sold under the related contract. The Partnership does not use derivative instruments for speculative trading purposes. Market risks associated with futures, options and forward contracts are monitored daily for compliance with the Partnership's Hedging and Risk Management Policy which includes volume limits for open positions. Priced on-hand inventory is also reviewed and managed daily as to exposures to changing market prices.
On the date that derivative instruments are entered into, the Partnership makes a determination as to whether the derivative instrument qualifies for designation as a hedge. Changes in the fair value of derivative instruments are recorded each period in current period earnings or other comprehensive income (“OCI”), depending on whether the derivative instrument is designated as a hedge and, if so, the type of hedge. For derivative instruments designated as cash flow hedges, the Partnership formally assesses, both at the hedge contract's inception and on an ongoing basis, whether the hedge contract is highly effective in offsetting changes in cash flows of hedged items. Changes in the fair value of derivative instruments designated as cash flow hedges are reported in OCI to the extent effective and reclassified into earnings during the same period in which the hedged item affects earnings. The mark-to-market gains or losses on ineffective portions of cash flow hedges are recognized in earnings immediately. Changes in the fair value of derivative instruments that are not designated as cash flow hedges, and that do not meet the normal purchase and normal sale exemption, are recorded within earnings as they occur. Cash flows associated with derivative instruments are reported as operating activities within the condensed consolidated statement of cash flows.
Interest Rate Risk. A portion of the Partnership's borrowings bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus an applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus  1/2 of 1% or the agent bank's prime rate, or LIBOR plus 1%, plus the applicable margin. The applicable margin is dependent on the level of the Partnership's total leverage (the ratio of total debt to income before deducting interest expense, income taxes, depreciation and amortization (“EBITDA”)). Therefore, the Partnership is subject to interest rate risk on the variable component of the interest rate. The Partnership manages part of its variable interest rate risk by entering into interest rate swap agreements. The interest rate swaps have been designated as, and are accounted for as, cash flow hedges. The fair value of the interest rate swaps are determined using an income approach, whereby future settlements under the swaps are converted into a single present value, with fair value being based on the value of current market expectations about those future amounts. Changes in the fair value are recognized in OCI until the hedged item is recognized in earnings. However, due to changes in the underlying interest rate environment, the corresponding value in OCI is subject to change prior to its impact on earnings.
Valuation of Derivative Instruments. The Partnership measures the fair value of its exchange-traded options and futures contracts using quoted market prices found on the New York Mercantile Exchange (Level 1 inputs), the fair value of its interest rate swaps using model-derived valuations driven by observable projected movements of the 3-month LIBOR (Level 2 inputs) and the fair value of its over-the-counter options contracts using Level 3 inputs. The Partnership's over-the-counter options contracts are valued based on an internal option model. The inputs utilized in the model are based on publicly available information as well as broker quotes. The significant unobservable inputs used in the fair value measurements of the Partnership's over-the-counter options contracts are interest rate and market volatility.

The following summarizes the gross fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance sheet as of March 24, 2012 and September 24, 2011, respectively:

	As of March 24, 2012		As of September 24, 2011
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:
Commodity options	Other current assets	$1,083	Other current assets	$3,710
	Other assets	-	Other assets	612
Commodity futures	Other current assets	199	Other current assets	1,132

		$1,282		$5,454

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Other current liabilities	$2,638	Other current liabilities	$2,662
	Other liabilities	999	Other liabilities	1,934

		$3,637		$4,596

Derivatives not designated as hedging instruments:
Commodity options	Other current liabilities	$31	Other current liabilities	$2,407
	Other liabilities	-	Other liabilities	69

		$31		$2,476

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Six Months Ended March 24, 2012		Six Months Ended March 26, 2011
	Assets	Liabilities	Assets	Liabilities
Opening balance of over-the-counter options	$1,780	$118	$1,509	$29
Beginning balance realized during the period	(398)	-	(833)	(11)
Contracts purchased during the period	330	-	475	-
Change in the fair value of beginning balance	(770)	(97)	(41)	(18)

Closing balance of over-the-counter options	$942	$21	$1,110	$-

As of March 24, 2012 and September 24, 2011, the Partnership's outstanding commodity-related derivatives had a weighted average maturity of approximately 5 months and 4 months, respectively.

The effect of the Partnership's derivative instruments on the condensed consolidated statements of operations for the three and six months ended March 24, 2012 and March 26, 2011 are as follows:

	Three months ended March 24, 2012			Three months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(695)	Interest expense	$(642)	$(352)	Interest expense	$(704)

	$(695)		$(642)	$(352)		$(704)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(653)		Cost of products sold	$766
Futures	Cost of products sold	653		Cost of products sold	3,357

		$-			$4,123

	Six months ended March 24, 2012			Six months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(378)	Interest expense	$(1,338)	$226	Interest expense	$(1,428)

	$(378)		$(1,338)	$226		$(1,428)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(115)		Cost of products sold	$799
Futures	Cost of products sold	(933)		Cost of products sold	1,751

		$(1,048)			$2,550

Bank Debt and Senior Notes. The fair value of the Revolving Credit Facility (defined below) approximates the carrying value since the interest rates are periodically adjusted to reflect market conditions. Based upon quoted market prices, qualifying as a Level 1 fair value input, the fair value of the Partnership's 2020 senior notes was $270,000 and $248,500 as of March 24, 2012 and September 24, 2011, respectively.

10.	Financial Instruments and Risk Management

Cash and Cash Equivalents.  The fair value of cash and cash equivalents is not materially different from their carrying amount because of the short-term maturity of these instruments.

Derivative Instruments and Hedging Activities.  The Partnership measures the fair value of its exchange-traded options and futures contracts using Level 1 inputs, the fair value of its interest rate swaps using Level 2 inputs and the fair value of its over-the-counter options contracts using Level 3 inputs.  The Partnership's over-the-counter options contracts are valued based on an internal option model.  The inputs utilized in the model are based on publicly available information as well as broker quotes.

The following summarizes the fair value of the Partnership's derivative instruments and their location in the consolidated balance sheet as of September 24, 2011 and September 25, 2010, respectively:

	As of September 24, 2011		As of September 25, 2010
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:

Commodity options	Other current assets	$3,710	Other current assets	$2,601
	Other assets	612	Other assets	-

Commodity futures	Other current assets	1,132	Other current assets	22
		$5,454		$2,623

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:

Interest rate swaps	Other current liabilities	$2,662	Other current liabilities	$2,740
	Other liabilities	1,934	Other liabilities	3,561
		$4,596		$6,301
Derivatives not designated as hedging instruments:

Commodity options	Other current liabilities	$2,407	Other current liabilities	$641
	Other liabilities	69	Other liabilities	-

Commodity futures	Other current liabilities	-	Other current liabilities	1,838
		$2,476		$2,479

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Fiscal 2011		Fiscal 2010
	Assets	Liabilities	Assets	Liabilities
Beginning balance of over-the-counter options	$1,509	$30	$1,675	$844
Beginning balance realized during the period	(1,509)	(30)	(1,434)	(844)
Change in the fair value of beginning balance	-	-	(241)	-
Contracts purchased during the period	1,780	118	1,509	30
Ending balance of over-the-counter options	$1,780	$118	$1,509	$30

As of September 24, 2011, the Partnership's outstanding commodity-related derivatives were scheduled to mature during the following 15 months, and have a weighted average maturity of approximately 4 months.  As of September 25, 2010, the Partnership's outstanding commodity-related derivatives were scheduled to mature during fiscal 2011, and had a weighted average maturity of approximately 3 months.

The effect of the Partnership's derivative instruments on the consolidated statement of operations for fiscal 2011, 2010 and 2009 are as follows:

	Amount of Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships:		Location	Amount

Fiscal 2011
Interest rate swap	$(1,177)	Interest expense	$(2,881)

Fiscal 2010
Interest rate swap	$(5,706)	Interest expense	$(3,597)

Fiscal 2009
Interest rate swap	$(4,079)	Interest expense	$(3,088)

Derivatives Not Designated as Hedging Instruments:	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income

Fiscal 2011
Options	Cost of products sold	$(1,517)
Futures	Cost of products sold	2,948
		$1,431
Fiscal 2010
Options	Cost of products sold	$(1,275)
Futures	Cost of products sold	(4,125)
		$(5,400)
Fiscal 2009
Options	Cost of products sold	$(589)
Futures	Cost of products sold	2,302
		$1,713

Credit Risk.  The Partnership's principal customers are residential and commercial end users of propane and fuel oil and refined fuels served by approximately 300 locations in 30 states.  No single customer accounted for more than 10% of revenues during fiscal 2011, 2010 or 2009 and no concentration of receivables exists as of September 24, 2011 or September 25, 2010.  During fiscal 2011, 2010 and 2009, three suppliers provided approximately 37%, 38% and 40%, respectively, of the Partnership's total propane supply. The Partnership believes that, if supplies from any of these three suppliers were interrupted, it would be able to secure adequate propane supplies from other sources without a material disruption of its operations.

Exchange-traded futures and options contracts are traded on and guaranteed by the New York Mercantile Exchange (the “NYMEX”) and as a result, have minimal credit risk.  Futures contracts traded with brokers of the NYMEX require daily cash settlements in margin accounts.  The Partnership is subject to credit risk with over-the-counter option contracts entered into with various third parties to the extent the counterparties do not perform.  The Partnership evaluates the financial condition of each counterparty with which it conducts business and establishes credit limits to reduce exposure to credit risk based on non-performance.  The Partnership does not require collateral to support the contracts.

Bank Debt and Senior Notes.  The fair value of the Revolving Credit Facility approximates the carrying value since the interest rates are adjusted quarterly to reflect market conditions.  Based upon quoted market prices, the fair value of the Partnership's 2020 Senior Notes was $248,500 as of September 24, 2011.